J. & W. Seligman & Co.
                                 Incorporated



                                                   February 2, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman New Jersey Municipal Fund, Inc.
      File No. 33-13401 and 811-5126

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 27, 1998.

      Please do not hesitate to call me at (212) 850-1375.

                                                   Very truly yours,

                                                   /s/Cindy Gorgoretti

                                                   Cindy Gorgoretti
                                                   Legal Assistant

CG:cg



         100 Park Avenue o New York, New York 10017 o (212) 850-1864